INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8. INTANGIBLE ASSETS

	December 31,				June 30,
	2014				2015
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
						-
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248	(11,749)		23,499	35,248	(17,623)		17,625
Intangible asset corresponding to acquired IPR&D of Vazculep	12,061	-	(7,170)	4,891	12,061	(408)	(7,170)	4,483
Total Intangible assets	$47,309	$(11,749)	$(7,170)	$28,390	$47,309	$(18,031)	$(7,170)	$22,108

Intangible assets corresponding to acquired in-process R&D of Bloxiverz are being amortized on a straight-line basis over a 3 year period beginning January 1, 2014. Intangible assets corresponding to acquired in-process R&D of Vazculep are amortized on a straight-line period over 6-years beginning January 1, 2015.